Unaudited Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating Activities
Net loss	$ (15,622)	$ (801)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	33,597	29,453
Amortization and write-off of deferred finance fees and bond premium	1,496	1,297
Amortization of deferred dry dock and special survey costs	1,213	1,524
Stock based compensation	2,900	0
Impairment loss and loss on sale of vessel	12,594	0
Change in fair value of other assets	1,188	0
Changes in operating assets and liabilities:
Increase in prepaid expenses and other current assets	(1,932)	(1,579)
Increase in accounts receivable	(3,061)	(995)
Decrease/(increase) in restricted cash	232	(855)
Decrease in other long term assets	2,297	449
Increase/(decrease) in accounts payable	628	(452)
Decrease in accrued expenses	(591)	(2,013)
Payments for dry dock and special survey costs	(609)	0
Increase/(decrease) in due to related parties	4,014	(45,212)
(Decrease)/increase in deferred revenue	(315)	772
Decrease in other long term liabilities	0	(137)
Net cash provided by/(used in) operating activities	38,029	(18,549)
Investing Activities
Acquisition of vessels	(203,493)	(76,183)
Deposits for vessel acquisitions	(21,104)	(33,217)
Decrease in restricted cash	0	8,501
Net proceeds from sale of vessel	18,315	0
Loan to affiliate	(2,831)	0
Net cash used in investing activities	(209,113)	(100,899)
Financing Activities
Loan proceeds, net of deferred finance costs	53,113	64,708
Loan repayment to related party	0	(35,000)
Loan repayments	(18,331)	(42,459)
Dividend paid	(15,520)	(6,635)
Payment to related party	0	(8,282)
Decrease in restricted cash	16,390	668
Net proceeds from equity offering	54,287	211,402
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs and premium	59,598	0
Net cash provided by financing activities	149,537	184,402
Net (decrease)/ increase in cash and cash equivalents	(21,547)	64,954
Cash and cash equivalents, beginning of year	82,835	42,846
Cash and cash equivalents, end of year	61,288	107,800
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	33,359	25,030
Non-cash investing activities
Capitalized financing costs	205	245
Accrued interest on loan to affiliate	611	0
Non-cash financing activities
Dividends payable	7,967	5,816
Acquisition of vessels	(1,283)	(3,197)
Deposits for vessel acquisition	(980)	(632)
Due to related party	2,263	3,829
Issuance of Series D Convertible Preferred Stock issued for vessel acquisitions	$ 0	$ 6,000